                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02978

Morgan Stanley American Opportunities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
 (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS        SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF
    SHARES                                                             VALUE
---------------                                                   ---------------

                 COMMON STOCKS (98.5%)
                 Advertising/Marketing Services (0.8%)
      723,800    Lamar Advertising Co. (Class A)*                    $30,117,318
                                                                  ---------------

                 Apparel/Footwear (0.6%)
      588,500    Coach, Inc.*                                         24,964,170
                                                                  ---------------

                 Apparel/Footwear Retail (1.2%)
      794,100    Chico's FAS, Inc.*                                   27,158,220
    1,062,300    Gap, Inc. (The)                                      19,865,010
                                                                  ---------------
                                                                      47,023,230
                                                                  ---------------
                 Biotechnology (4.1%)
      817,600    Amgen Inc.*                                          46,341,568
      777,900    Biogen Idec Inc.*                                    47,584,143
      284,400    Genzyme Corp.*                                       15,474,204
    1,355,000    Gilead Sciences, Inc.*                               50,649,900
                                                                  ---------------
                                                                     160,049,815
                                                                  ---------------
                 Broadcasting (1.3%)
      843,100    Univision Communications Inc. (Class A)*             26,650,391
      794,800    XM Satellite Radio Holdings Inc. (Class A)*          24,654,696
                                                                  ---------------
                                                                      51,305,087
                                                                  ---------------
                 Cable/Satellite TV (0.5%)
      635,500    EchoStar Communications Corp. (Class A)*             19,776,760
                                                                  ---------------

                 Casino/Gaming (1.9%)
    1,551,700    GTECH Holdings Corp.                                 39,289,044
      696,000    Wynn Resorts, Ltd.*                                  35,976,240
                                                                  ---------------
                                                                      75,265,284
                                                                  ---------------
                 Chemicals: Agricultural (0.9%)
      542,800    Potash Corp. of Saskatchewan, Inc. (Canada)          34,831,476
                                                                  ---------------

                 Coal (1.4%)
      949,800    Peabody Energy Corp.                                 56,513,100
                                                                  ---------------

                 Computer Communications (1.3%)
    2,905,300    Cisco Systems, Inc.*                                 52,585,930
                                                                  ---------------

                 Computer Peripherals (0.6%)
      300,000    Lexmark International, Inc.*                         25,203,000
                                                                  ---------------

                 Computer Processing Hardware (1.0%)
    1,147,250    Dell Inc.*                                           40,842,100
                                                                  ---------------

                 Data Processing Services (0.8%)
      719,100    First Data Corp.                                     31,280,850
                                                                  ---------------

                 Discount Stores (2.6%)
    2,298,700    Target Corp.                                        104,016,175
                                                                  ---------------

                 Electric Utilities (1.0%)
    1,808,900    Duke Energy Corp.                                    41,405,721
                                                                  ---------------

                 Electrical Products (0.4%)
      293,300    Cooper Industries Ltd. (Class A) (Bermuda)           17,304,700
                                                                  ---------------

                 Finance/Rental/Leasing (3.3%)
      866,300    Capital One Financial Corp.                          64,019,570
      710,100    Freddie Mac                                          46,326,924
      799,400    MBNA Corp.                                           20,144,880
                                                                  ---------------
                                                                     130,491,374
                                                                  ---------------
                 Financial Conglomerates (0.4%)
      370,450    Citigroup, Inc.                                      16,344,254
                                                                  ---------------

                 Financial Publishing/Services (0.7%)
      369,300    Moody's Corp.                                        27,051,225
                                                                  ---------------

                 Food: Major Diversified (1.7%)
      432,000    Kellogg Co.                                          18,429,120
    1,015,900    PepsiCo, Inc.                                        49,423,535
                                                                  ---------------
                                                                      67,852,655
                                                                  ---------------
                 Home Improvement Chains (0.9%)
      902,400    Home Depot, Inc. (The)                               35,374,080
                                                                  ---------------

                 Hotels/Resorts/Cruiselines (2.2%)
    1,866,400    Carnival Corp. (Panama)                              88,262,056
                                                                  ---------------

                 Household/Personal Care (6.1%)
      758,300    Avon Products, Inc.                                  33,122,544
    1,241,600    Clorox Co. (The)                                     66,177,280
      967,250    Gillette Co. (The)                                   40,373,015
      770,300    Kimberly-Clark Corp.                                 49,753,677
    1,020,800    Procter & Gamble Co. (The)                           55,245,696
                                                                  ---------------
                                                                     244,672,212
                                                                  ---------------
                 Industrial Conglomerates (5.2%)
      631,600    Danaher Corp.                                        32,388,448
    2,766,500    General Electric Co.                                 92,899,070
    1,988,400    Tyco International Ltd. (Bermuda)                    60,964,344
      222,100    United Technologies Corp.                            20,739,698
                                                                  ---------------
                                                                     206,991,560
                                                                  ---------------
                 Information Technology Services (0.9%)
        1,372    ACCELR8 Technology Corp.                                  3,046
    1,238,400    Cognizant Technology Solutions Corp.*                37,783,584
                                                                  ---------------
                                                                      37,786,630
                                                                  ---------------
                 Integrated Oil (3.4%)
      724,400    BP PLC (ADR) (United Kingdom)                        41,674,732
      371,600    ConocoPhillips                                       30,787,060
    1,067,400    Suncor Energy, Inc. (Canada)                         34,167,474
      132,110    Total S.A.                                           26,941,721
                                                                  ---------------
                                                                     133,570,987
                                                                  ---------------
                 Internet Software/Services (4.0%)
      340,650    SINA Corp. (Cayman Islands)*                          8,683,168
    4,486,700    Yahoo! Inc.*                                        152,143,997
                                                                  ---------------
                                                                     160,827,165
                                                                  ---------------
                 Investment Banks/Brokers (0.9%)
      229,600    Goldman Sachs Group, Inc. (The)                      21,407,904
      285,150    Legg Mason, Inc.                                     15,189,940
                                                                  ---------------
                                                                      36,597,844
                                                                  ---------------

                 Major Banks (2.0%)
    1,258,600    Bank of America Corp.                                54,535,138
        3,000    Mitsubishi Tokyo Financial Group, Inc. (Japan)       25,040,872
                                                                  ---------------
                                                                      79,576,010
                                                                  ---------------
                 Managed Health Care (2.2%)
      577,200    Caremark Rx, Inc.*                                   18,510,804
      926,150    UnitedHealth Group Inc.                              68,294,301
                                                                  ---------------
                                                                      86,805,105
                                                                  ---------------
                 Media Conglomerates (0.7%)
    1,662,926    News Corporation Ltd. (Australia)                    13,799,780
      433,631    News Corporation Ltd. (The) (ADR) (Australia)        14,253,451
                                                                  ---------------
                                                                      28,053,231
                                                                  ---------------
                 Medical Specialties (6.5%)
      332,800    Alcon, Inc. (Switzerland)                            26,690,560
      349,700    Boston Scientific Corp.*                             13,893,581
      706,600    Fisher Scientific International, Inc.*               41,215,978
      943,700    Guidant Corp.                                        62,321,948
    1,224,500    Medtronic, Inc.                                      63,551,550
      671,725    Zimmer Holdings, Inc.*                               53,093,144
                                                                  ---------------
                                                                     260,766,761
                                                                  ---------------
                 Miscellaneous Commercial Services (0.5%)
      481,700    Laureate Education Inc.*                             17,928,874
                                                                  ---------------

                 Motor Vehicles (0.5%)
      374,000    Honda Motor Co., Ltd. (Japan)                        18,139,510
                                                                  ---------------

                 Multi-Line Insurance (1.5%)
      900,200    American International Group, Inc.                   61,204,598
                                                                  ---------------

                 Oil & Gas Production (2.9%)
      969,500    Burlington Resources, Inc.                           39,555,600
    1,496,750    Ultra Petroleum Corp. (Canada)*                      73,415,588
                                                                  ---------------
                                                                     112,971,188
                                                                  ---------------
                 Oilfield Services/Equipment (3.9%)
      975,400    Schlumberger Ltd. (Netherlands; Antilles)            65,654,174
    1,477,525    Smith International, Inc.*                           89,730,093
                                                                  ---------------
                                                                     155,384,267
                                                                  ---------------
                 Other Consumer Services (3.8%)
      659,607    Apollo Group, Inc. (Class A)*                        48,395,366
    1,100,200    eBay Inc.*                                          101,152,388
                                                                  ---------------
                                                                     149,547,754
                                                                  ---------------
                 Packaged Software (7.7%)
      609,700    Adobe Systems, Inc.                                  30,161,859
    1,544,200    McAfee Inc.                                          31,038,420
    7,035,600    Microsoft Corp.                                     194,534,340
      613,500    SAP AG (ADR) (Germany)                               23,895,825
      514,500    Symantec Corp.*                                      28,235,760
                                                                  ---------------
                                                                     307,866,204
                                                                  ---------------

                 Pharmaceuticals: Major (4.1%)
    1,942,000    Johnson & Johnson                                   109,392,860
    1,715,475    Pfizer, Inc.                                         52,493,535
                                                                  ---------------
                                                                     161,886,395
                                                                  ---------------
                 Precious Metals (3.6%)
    3,149,600    Newmont Mining Corp.                                143,401,288
                                                                  ---------------

                 Property - Casualty Insurers (1.4%)
       20,000    Berkshire Hathaway, Inc. (Class B)*                  57,420,000
                                                                  ---------------

                 Semiconductors (1.0%)
    1,538,300    Marvell Technology Group Ltd. (Bermuda)*             40,195,779
                                                                  ---------------

                 Specialty Stores (1.2%)
      418,300    Dick's Sporting Goods, Inc.*                         14,899,846
    1,181,080    PETsMART, Inc.                                       33,530,861
                                                                  ---------------
                                                                      48,430,707
                                                                  ---------------
                 Specialty Telecommunications (0.8%)
    2,196,000    Crown Castle International Corp.*                    32,676,480
                                                                  ---------------

                 Telecommunication Equipment (3.7%)
    3,774,712    QUALCOMM Inc.                                       147,364,756
                                                                  ---------------

                 Trucks/Construction/Farm Machinery (0.4%)
      259,500    Deere & Co.                                          16,750,725
                                                                  ---------------

                 TOTAL COMMON STOCKS
                   (Cost $  3,634,334,888 )                        3,924,676,390
                                                                  ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------

               SHORT-TERM INVESTMENT ( 1.7%)
               REPURCHASE AGREEMENT
   $67,900     Joint repurchase agreement account
               1.8301% due 10/01/04 (dated 09/30/04;
               proceeds $ 67,903,452)
               (a) (Cost $ 67,900,000)                                67,900,000
                                                                  ---------------

               TOTAL INVESTMENTS
               (Cost $ 3,702,234,888) (b)               100.2%     3,992,576,390
               LIABILITIES IN EXCESS OF OTHER ASSETS     (0.2)        (8,603,655)
                                                        -----     ---------------
               NET ASSETS                               100.0%    $3,983,972,735
                                                        =====     ===============

ADR  American Depository Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 354,659,093 and the aggregate gross unrealized depreciation is $ 64,317,591, resulting in net unrealized appreciation of $
     290,341,502 .

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley American Opportunities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 19, 2004

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 19, 2004

                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer